ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2025
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of principal subsidiaries

As of December 31, 2025, the Company’s principal subsidiaries are as follows:

		Date of	Equity interest
Name of subsidiaries	Principal Business Activities	Establishment	attributable to the Group
Xinjiang Daqo	Manufacturing of polysilicon	February 2011	72.77%
Inner Mongolia Daqo New Energy	Manufacturing of polysilicon	October 2021	72.77%